Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 16, 2015	Feb. 02, 2015	Mar. 02, 2015	Jan. 20, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends paid	$ 301,000	$ 326,000
Dividends paid	301,000	325,000	180,000
Employee stock ownership plan employee minimum service period	1 year
Employee stock ownership plan, description	2015 Employee Stock Ownership Plan (the “ESOP”) which covers substantially all employees who are at least 21 years old with at least one year of employment with the Corporation and Heritage Bank USA, Inc. (the “Bank”), the Company’s commercial bank subsidiary. Employer contributions to the ESOP are expected to replace matching and profit sharing contributions to the Heritage Bank 401(k) Plan sponsored by the Bank. The ESOP has three individuals who have been selected by the Company to serve as trustees. A directed corporate trustee has also been appointed. The ESOP will be administered by a committee (the “Committee”) composed of three or more individuals selected by the Company or its designee. Until the Committee is appointed, the trustees will carry out the duties and responsibilities of the Committee.
Scenario, Forecast [Member] | Wilmington Trust Na [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from interest received				871,000
ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESOP ownership percentage	9.90%
Shares to be acquired under ESOP	1,000,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends paid							16,000,000
Dividends paid					8,300,000
Subsequent Event [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchases of treasury stock					80,000
Subsequent Event [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchases of treasury stock					534,943
Subsequent Event [Member] | ESOP [Member] | Employee Stock Option Plan Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock option plan, loan amount						13,500,000
Purchase of common stock						1,000,000
Shares purchased from the corporation						600,000
Cost of shares purchased from the corporation						$ 7,884,000
Loan repayment date						Dec. 31, 2040
Interest rate on ESOP loan						3.00%